Label	Element	Value
AIG U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000795307_SupplementTextBlock	SunAmerica Income Funds AIG U.S. Government Securities Fund (each, a “Fund”) Supplement dated April 1, 2019 to each Fund’s Summary Prospectus and Prospectus, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	AIG U.S. Government Securities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, in the section of each Summary Prospectus entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AIG U.S. Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.